Restrictions on Cash - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Daily average cash reserve requirement	$ 3.6	$ 4.6